CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (7,490)	$ (1,991)	$ (1,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,621	4,219	4,920
Provision for doubtful accounts, net	(19)	214	18
Allowances for obsolete inventories	134	110	263
Impairment of property, plant and equipment	490	197
Gain on sale of property, plant and equipment	(392)	(78)	(77)
Unrealized holding (gain) loss on marketable securities	865	(186)
Gain on disposal of marketable securities		(360)	(22)
Gain on sales of available-for-sale securities		(102)
Stock-based compensation expenses			549
Impairment of goodwill	392
Deferred income tax	277	180	175
Changes in operating assets and liabilities:
Accounts receivable	384	3,971	4,716
Inventories	230	4,366	3,402
Prepaid expenses and other current assets	(322)	1,012	(10)
Accounts payable	(479)	(2,597)	(1,123)
Accrued payroll and employee benefits	258	355	(193)
Customer deposits	526	(1,003)	292
Other accrued liabilities	(23)	(51)	(142)
Income taxes payable	(330)	154	(158)
Net cash provided by (used in) operating activities	(1,878)	8,410	11,149
Cash flows from investing activities
Purchase of property, plant and equipment	(853)	(951)	(282)
Proceeds from sale of property, plant and equipment, net of transaction costs	1,086	96	314
Purchase of marketable securities		(7,983)	(3,184)
Proceeds from sale of marketable securities		2,361	4,251
Purchase of available-for-sale securities			(8,376)
Proceeds from sales of available-for-sale securities		6,864
Increase in fixed deposits maturing over three months	(2,574)	(4,676)	(4,008)
Net cash used in investing activities	(2,341)	(4,289)	(11,285)
Cash flows from financing activities
Dividends paid	(3,615)	(5,357)	(2,430)
Proceeds from exercise of stock options	493	1,295	4
Repurchase of common stock	(1,411)	(1,102)
Net cash used in financing activities	(4,533)	(5,164)	(2,426)
Net decrease in cash and cash equivalents	(8,752)	(1,043)	(2,562)
Cash and cash equivalents, beginning of year	32,030	33,073	35,635
Cash and cash equivalents, end of year	23,278	32,030	33,073
Cash paid during the year for:
Interest
Income taxes	$ 685	$ 2	$ 469